Provision (Tables)	6 Months Ended
Jun. 30, 2022
Provision
Schedule of provisions
	As at 30 June 2022 unaudited £’000	As at 31 December 2021 £’000
Opening provision at 1 January	50	50
Provision released during the period	(7)	-
	43	50